Employee Benefit Obligations and Share-Based Payments - Summary of Inputs in Black Scholes Model for Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) yr $ / shares	Dec. 31, 2021 USD ($) yr $ / shares	Dec. 31, 2020 USD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average share price	$ 5.69	$ 57.40	$ 12.44
Weighted average exercise price	$ 20.12	$ 22.80	$ 5.38
Average expected volatility	43.00%	40.00%	40.00%
Expected life | yr	4	4	4
Risk free rate	1.80%	0.51%	1.05%
Expected dividends | $	$ 0	$ 0	$ 0